Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.79425%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$343,363.39

Principal:
Principal Collections	$7,736,812.80
Prepayments in Full	$2,946,785.65
Liquidation Proceeds	$56,030.08
Recoveries	$53,038.47
Sub Total	$10,792,667.00
Collections	$11,136,030.39

Purchase Amounts:
Purchase Amounts Related to Principal	$77,865.39
Purchase Amounts Related to Interest	$270.08
Sub Total	$78,135.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,214,165.86

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,214,165.86
Servicing Fee	$141,055.48	$141,055.48	$0.00	$0.00	$11,073,110.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,073,110.38
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,073,110.38
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,073,110.38
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,073,110.38
Interest - Class A-4 Notes	$111,800.30	$111,800.30	$0.00	$0.00	$10,961,310.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,961,310.08
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$10,910,255.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,910,255.75
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$10,871,839.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,871,839.50
Regular Principal Payment	$10,057,114.44	$10,057,114.44	$0.00	$0.00	$814,725.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$814,725.06
Residual Released to Depositor	$0.00	$814,725.06	$0.00	$0.00	$0.00
Total		$11,214,165.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,057,114.44
Total					$10,057,114.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,057,114.44	$97.85	$111,800.30	$1.09	$10,168,914.74	$98.94
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$10,057,114.44	$9.55	$201,270.88	$0.19	$10,258,385.32	$9.74

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$83,850,225.27	0.8158224	$73,793,110.83	0.7179715
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$136,480,225.27	0.1296589	$126,423,110.83	0.1201044

Pool Information
Weighted Average APR	2.608%	2.606%
Weighted Average Remaining Term	24.01	23.25
Number of Receivables Outstanding	17,517	16,905
Pool Balance	$169,266,575.54	$158,275,898.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$157,532,416.20	$147,475,301.76
Pool Factor	0.1479391	0.1383332

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$10,800,596.90
Targeted Overcollateralization Amount	$31,852,787.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,852,787.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$173,182.96
(Recoveries)		112	$53,038.47
Net Loss for Current Collection Period			$120,144.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8518%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6678%
Second Prior Collection Period			0.6545%
Prior Collection Period			0.1371%
Current Collection Period			0.8803%
Four Month Average (Current and Prior Three Collection Periods)			0.5849%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2973	$11,160,775.21
(Cumulative Recoveries)			$2,156,392.71
Cumulative Net Loss for All Collection Periods			$9,004,382.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7870%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,754.04
Average Net Loss for Receivables that have experienced a Realized Loss			$3,028.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.04%	246	$3,228,187.34
61-90 Days Delinquent	0.26%	28	$410,186.67
91-120 Days Delinquent	0.02%	2	$36,713.54
Over 120 Days Delinquent	0.30%	31	$481,567.28
Total Delinquent Receivables	2.63%	307	$4,156,654.83

Repossession Inventory:
Repossessed in the Current Collection Period		11	$127,738.39
Total Repossessed Inventory		15	$208,305.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3139%
Prior Collection Period			0.3597%
Current Collection Period			0.3608%
Three Month Average			0.3448%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5866%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer